Acquisitions, Dispositions and Other Transactions (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Current assets:
Cash and cash equivalents	$ 2,548,167
Accounts receivable	885,352
Inventory	22,945,944
Prepaid expenses and other	3,369,691
Total current assets	29,237,518
Property, plant and equipment	28,761,687
Goodwill	4,422,928	4,676,397
Intangibles, net	3,764,102
Other assets	4,544,099
Total assets	70,732,742
Current liabilities:
Accounts payable - trade	8,538,830
Accounts payable - related party	258,022
Line of credit payable	9,360,227
Accrued commissions	4,680,424
Deferred revenue	4,328,890
Current portion of long-term debt	661,355
Other current liabilities	6,745,222
Total current liabilities	34,572,970
Long-term debt	10,658,801
Other long-term liabilities	65,461
Total liabilities	45,297,232
Stockholders' equity:
Fair value of the consideration	15,606,938
Stockholders' equity attributable to noncontrolling interest	9,828,572
Total stockholders' equity	25,435,510
Total liabilities and stockholders' equity	70,732,742
TLC
Current assets:
Cash and cash equivalents	84,062
Accounts receivable	259,602
Inventory	19,892,740
Prepaid expenses and other	1,074,420
Total current assets	21,310,824
Property, plant and equipment	28,469,390
Goodwill	0
Other assets	3,946,570
Total assets	53,726,784
Current liabilities:
Accounts payable - trade	6,383,107
Line of credit payable	9,319,612
Accrued commissions	204,042
Deferred revenue	4,132,386
Current portion of long-term debt	354,390
Other current liabilities	3,758,003
Total current liabilities	24,151,540
Long-term debt	9,265,766
Total liabilities	33,417,306
Stockholders' equity:
Fair value of the consideration	10,500,000
Stockholders' equity attributable to noncontrolling interest	9,809,478
Total stockholders' equity	20,309,478
Total liabilities and stockholders' equity	53,726,784
AEI
Current assets:
Cash and cash equivalents	1,942,600
Accounts receivable	582,292
Inventory	2,642,320
Prepaid expenses and other	2,287,575
Total current assets	7,454,787
Property, plant and equipment	241,089
Goodwill	1,937,801
Intangibles, net	3,764,102
Other assets	553,194
Total assets	13,950,973
Current liabilities:
Accounts payable - trade	1,952,801
Accounts payable - related party	6,091
Accrued commissions	4,476,382
Deferred revenue	196,504
Current portion of long-term debt	306,965
Other current liabilities	2,401,793
Total current liabilities	9,340,536
Long-term debt	1,393,035
Other long-term liabilities	50,928
Total liabilities	10,784,499
Stockholders' equity:
Fair value of the consideration	3,162,063
Stockholders' equity attributable to noncontrolling interest	4,411
Total stockholders' equity	3,166,474
Total liabilities and stockholders' equity	13,950,973
AEI | Trademarks and trade name
Current assets:
Intangibles, net	3,400,000
Stockholders' equity:
Estimated useful life	20 years
AEI | Other intellectual property
Current assets:
Intangibles, net	300,000
Stockholders' equity:
Estimated useful life	5 years
All other
Current assets:
Cash and cash equivalents	9,869
Accounts receivable	43,458
Inventory	410,884
Prepaid expenses and other	7,696
Total current assets	471,907
Property, plant and equipment	51,208
Goodwill	2,487,535
Other assets	44,335
Total assets	3,054,985
Current liabilities:
Accounts payable - trade	202,922
Accounts payable - related party	251,931
Line of credit payable	40,615
Other current liabilities	585,426
Total current liabilities	1,080,894
Other long-term liabilities	14,533
Total liabilities	1,095,427
Stockholders' equity:
Fair value of the consideration	1,944,875
Stockholders' equity attributable to noncontrolling interest	14,683
Total stockholders' equity	1,959,558
Total liabilities and stockholders' equity	$ 3,054,985